Vista Outdoor Inc. - 10-K Operating Segment Information (Schedule of Results by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Operating income (loss)	$ (751)	$ (5,297)
Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	644,181	693,333	$ 2,746,063	$ 3,079,807	$ 3,044,621
Gross profit	211,157	226,757	858,985	1,030,897	1,109,232
Other (expense) income	(77)	(541)	(1,988)	2,124	0
Interest income	(9,421)	(16,218)	(62,949)	(59,317)	(25,264)
Income (loss) before income taxes	71,530	75,427	(14,484)	50,662	620,958
Capital expenditures			27,312	41,500	42,434
Depreciation and amortization	23,692	24,927	99,291	92,089	72,340
Impairment of goodwill and intangibles			218,812	374,355	0
Change in fair value of contingent consideration			5,855	(27,510)	955
Operating income (loss)	81,028	92,186	50,453	107,855	646,222
Operating Segments | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	644,181	693,333	2,746,063	3,079,807	3,044,621
Gross profit	211,157	226,757	858,985	1,040,430	1,111,607
Capital expenditures			25,314	39,093	38,527
Depreciation and amortization	23,358	23,977	95,490	87,916	67,629
Business combination, step acquisition, equity interest in acquiree, remeasurement loss					2,375
Business combination, separately recognized transactions, post combination compensation expense					(8,987)
Operating income (loss)	102,847	114,988	418,567	614,655	764,909
Operating Segments | The Kinetic Group | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	370,437	376,593	1,452,627	1,757,932	1,737,891
Gross profit	129,767	131,903	485,763	653,516	712,160
Capital expenditures			12,192	25,886	25,637
Depreciation and amortization	6,727	6,399	25,813	25,087	25,602
Operating income (loss)	104,396	108,464	389,960	552,232	600,415
Operating Segments | Revelyst Outdoor Performance | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	89,509	106,549	450,064	460,800	564,144
Gross profit	21,733	25,826	107,511	105,446	154,565
Capital expenditures			3,024	4,054	5,699
Depreciation and amortization	5,339	5,854	22,844	22,299	17,705
Operating income (loss)	(2,876)	(1,487)	(2,590)	(825)	58,531
Operating Segments | Revelyst Adventure Sports | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	127,262	144,359	607,518	625,250	556,521
Gross profit	34,914	42,684	161,674	168,878	156,315
Capital expenditures			8,831	8,491	7,039
Depreciation and amortization	8,615	9,136	36,513	30,371	18,802
Operating income (loss)	(6,200)	(1,827)	(7,864)	7,305	54,527
Operating Segments | Revelyst Precision Sports Technology | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	56,973	65,832	235,854	235,825	186,065
Gross profit	24,743	26,344	104,037	112,590	88,567
Capital expenditures			1,267	662	152
Depreciation and amortization	2,677	2,588	10,320	10,159	5,520
Operating income (loss)	7,527	9,838	39,061	55,943	51,436
Corporate and other reconciling items | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Sales, net	0	0	0	0	0
Gross profit	0	0	0	(9,533)	(2,375)
Capital expenditures			1,998	2,407	3,907
Depreciation and amortization	334	950	3,801	4,173	4,711
Impairment of goodwill and intangibles			220,070	374,355
Restructuring costs				11,620
Transition expense				2,941
Business combination, separately recognized transactions, post combination compensation expense	68	4,332	1,328	11,130
Change in fair value of contingent consideration		112	5,855	(27,510)
Operating income (loss)	(21,819)	(22,802)	(368,114)	(506,800)	(118,687)
General corporate expenses	$ 35,074	$ 18,358	$ 140,861	126,185	$ 107,325
Corporate and other reconciling items | Fox and Simms | Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Business combination, step acquisition, equity interest in acquiree, remeasurement loss				$ 8,079